Income taxes - Reconciliation between theoretical tax and effective tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Net loss	€ (24,216)	€ (31,164)	€ (25,517)
Loss before taxes	€ (24,216)	€ (31,164)	€ (25,517)
Current tax rate in France	25.00%	26.50%	28.00%
Theoretical income tax (expense) benefit	€ 6,054	€ 8,258	€ 7,145
Items not subject to tax deduction	607	880	788
Share based payments	(1,392)	(907)	(220)
Non recognition of deferred tax assets related to tax losses and temporary differences	(5,211)	€ (8,231)	(7,711)
Tax rate differences	€ (61)		€ (2)
Effective tax rate	0.00%	0.00%	0.00%